INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INVENTORIES
INVENTORIES

Note 4—INVENTORIES

        The components of inventories were as follows (in thousands):

	September 30, 2011	December 31, 2010
Raw materials	$822	$1,108
Work-in-process	439	10
Finished goods	406	487

Total	$1,667	$1,605

6.    INVENTORIES         The components of inventories were as follows:

	December 31,
	2010	2009
	(in thousands)
Raw materials	$1,108	$716
Work-in-process	10	48
Finished goods	487	965

Total	$1,605	$1,729